Acquisitions (Details) - Schedule of excess purchase price amounts	Dec. 31, 2022 USD ($)
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	$ 1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers / Customers	627,610
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000
Excess purchase price	504,998
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Excess purchase price	2,108,442
Dune Inc. [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	64,230
Trade Names & Trademarks	208,304
Know-How and Intellectual Property	858,300
Website	127,864
Excess purchase price	1,258,698
Denver Bodega, LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	178,987
Brave Foods, LLC [Member]
Acquisitions (Details) - Schedule of excess purchase price amounts [Line Items]
Goodwill	46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$ 106,596